CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (UNAUDITED)
Revenues	$ 2,982,500	$ 2,777,000	$ 5,787,900	$ 5,237,800	$ 5,641,900	$ 5,758,600	$ 11,400,500	$ 9,775,200
Cost of revenues	1,632,500	1,509,200	3,099,900	2,919,700	2,827,500	2,836,300	5,663,800	4,799,800
Gross profit	1,350,000	1,267,800	2,688,000	2,318,100	2,814,400	2,922,300	5,736,700	4,975,400
Gross profit	1,350,000	1,267,800	2,688,000	2,318,100	2,814,400	2,922,300	5,736,700	4,975,400
General and administrative	1,299,900	1,374,300	2,869,200	2,658,800	2,984,700	2,831,900	5,816,600	4,028,500
Selling	1,591,800	1,314,000	3,036,600	2,349,000	2,368,000	1,942,800	4,310,800	4,031,900
Research and development	684,500	732,000	1,476,000	1,395,800	1,356,500	1,516,800	2,873,300	1,623,800
Impairment of goodwill and intangible asset	0	4,280,100	0	51,500	4,280,100	0	4,280,100	0
Operating expenses:
Total operating expenses	3,576,200	7,700,400	7,381,800	6,455,100	10,989,300	6,291,500	17,280,800	9,684,200
Total operating expenses	3,576,200	7,700,400	7,381,800	6,455,100	10,989,300	6,291,500	17,280,800	9,684,200
Loss from operations	(2,226,200)	(6,432,600)	(4,693,800)	(4,137,000)	(8,174,900)	(3,369,200)	(11,544,100)	(4,708,800)
Loss from operations	(2,226,200)	(6,432,600)	(4,693,800)	(4,137,000)	(8,174,900)	(3,369,200)	(11,544,100)	(4,708,800)
Other income (expense):
Other income (expense), net	4,100	(178,400)	90,400	63,900	(281,100)	466,200	185,100	571,600
Interest income	37,000	27,500	46,400		27,900	49,400	77,300	82,200
Total other income (expense), net	41,100	(150,900)	136,800		(253,200)
Loss from continuing operations before income tax benefit	(2,185,100)	(6,583,500)	(4,557,000)	(4,073,100)	(8,428,100)	(2,853,600)	(11,281,700)	(4,055,000)
Loss from continuing operations before income tax expense (benefit)	(2,185,100)	(6,583,500)	(4,557,000)	(4,073,100)	(8,428,100)	(2,853,600)	(11,281,700)	(4,055,000)
Income tax benefit, current	108,800	(4,100)	108,800		(99,200)
Income tax benefit, deferred	0	3,449,400	0	0	3,227,300	(737,300)	2,490,000	(945,000)
Total Income tax benefit	108,800	3,445,300	108,800	0	3,128,100	737,300	(2,394,800)	(1,152,500)
Loss from continuing operations	(2,293,900)	(10,028,800)	4,665,800	(4,073,100)	(11,556,200)	(2,116,300)	(13,672,500)	(3,110,000)
Gain (loss) from discontinued operations, net of tax	1,900	1,000	3,300	(6,300)	(6,600)	11,000	4,400	(562,500)
Net loss	(2,292,000)	(10,027,800)	(4,662,500)	(4,079,400)	(11,562,800)	(2,105,300)	(13,668,100)	(3,672,500)
Net loss	(2,292,000)	(10,027,800)	(4,662,500)	(4,079,400)	(11,562,800)	(2,105,300)	(13,668,100)	(3,672,500)
Comprehensive gain (loss):
Unrealized holding gain (loss) on investment securities, net of tax	(2,100)	(5,100)	1,600	8,600	(9,800)	(400)	(10,200)
Foreign currency translation gain (loss)	(30,100)	4,300	10,100	88,600	(190,200)	104,000	(86,200)	(9,200)
Comprehensive gain (loss)	(32,200)	(800)	11,700	97,200	(200,000)	103,600	(96,400)	(9,200)
Total comprehensive loss	$ (2,324,200)	$ (10,028,600)	$ (4,650,800)	(3,982,200)	$ (11,762,800)	(2,001,700)	(13,764,500)	(3,681,700)
Total other income, net				$ 63,900		$ 515,600	$ 262,400	$ 653,800
Basic and Diluted loss per common share
Continuing operations	$ (0.33)	$ (1.43)	$ (0.67)	$ (0.58)	$ (1.69)	$ (0.33)	$ (2.06)	$ (0.97)
Discontinued operations	0	0	0	0.00	0	0.00	0.00	(0.18)
Consolidated operations	$ (0.33)	$ (1.43)	$ (0.67)	$ (0.58)	$ (1.69)	$ (0.33)	$ (2.06)	$ (1.15)
Income tax (benefit), current				$ 0		$ 0	$ (99,200)	$ 0